Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	BB&T CORP
Trading Symbol	BBT
Entity Central Index Key	0000092230
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		808,394,189
Entity Public Float			$ 28.9
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes